Share Purchase Warrants (Details)	12 Months Ended
	Jan. 31, 2021 CAD ($) $ / shares shares	Jan. 31, 2021 $ / shares	Jan. 31, 2019 $ / shares
Weighted Average Exercise Price
Granted pursuant to acquisitions (Note 6(b)) | (per share)		$ 3.05	$ (4.30)
Warrants [Member]
Number of Warrants
Warrants Outstanding, Beginning Balance | shares
Granted pursuant to acquisition (Note 6(b)) | shares	252,595
Warrants Outstanding, Ending Balance | shares	252,595
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0
Granted pursuant to acquisitions (Note 6(b)) | $ / shares	1.44
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1.44
Liability Amount
Liability amount, Beginning Balance	$ 0
Liability amount, Change in fair value	57,718
Liability amount, granted pursuant to acquisition (note 6(b))	73,885
Liability amount, Ending Balance	$ 131,603